EARNINGS PER SHARE - Summary of earnings per share (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ 128,074	$ (202,101)
Weighted average number of shares outstanding - basic (in shares)	184,147	143,278
Dilutive effect of share options (in shares)	276	0
Weighted average number of shares outstanding - diluted (in shares)	184,423	143,278